NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]

NOTE 22.  NON-CURRENT ASSETS HELD FOR SALE

Arauco decided to sell assets in previous years corresponding mainly to sawmills in Chile and remains committed to its sales plan.

The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Land	160	160
Buildings	1,122	1,122
Property, plant and equipment	2,225	1,777
Total	3,507	3,059

As of December 31, 2017, 2016 and 2015, there were no significant effects on results related to the sale of assets held for sale.